Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2025
Reportable Segments [Abstract]
Summary of analysis of revenue and profit from operations by segment	The following table shows 2025 revenue at 2025 rates of exchange, and 2025 revenue translated using 2024 rates of exchange.
The 2024 figures are stated at the 2024 rates of exchange.

Six months ended 30 June	2025			2024
	Reported	Exchange	Reported at CC2	Reported
Revenue[1]	£m	£m	£m	£m
U.S.	5,432	143	5,575	5,378
AME	4,281	249	4,530	4,376
APMEA	2,356	106	2,462	2,586
Total Region	12,069	498	12,567	12,340
Notes to the analysis of revenue above:
1.There are no adjusting items within revenue.
2.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
The following table shows 2025 profit from operations and adjusted profit from operations at 2025 rates of exchange, and 2025 adjusted profit from operations as adjusted for Canada[3] translated using 2024 rates of exchange.
The 2024 figures are stated at the 2024 rates of exchange.

Six months ended 30 June	2025
	Reported	Adj Items[1]	Adjusted	Exchange	Adjusted at CC2	Canada at CC2	As adj. for Canada[3] at CC2
	£m	£m	£m	£m	£m	£m	£m
Profit from Operations
U.S.	2,255	808	3,063	87	3,150	—	3,150
AME	1,969	(495)	1,474	76	1,550	(164)	1,386
APMEA	845	12	857	42	899	—	899
Total Region	5,069	325	5,394	205	5,599	(164)	5,435
Net finance costs	(969)
Associates and joint ventures	1,474
Profit before tax	5,574
Taxation	(1,009)
Profit for the period	4,565

Six months ended 30 June	2024
	Reported	Adj Items[1]	Adjusted	Adj for Canada[3]	As adjusted for Canada[3]
	£m	£m	£m	£m	£m
Profit from Operations
U.S.	1,775	1,278	3,053	—	3,053
AME	1,473	14	1,487	(232)	1,255
APMEA	1,010	14	1,024	—	1,024
Total Region	4,258	1,306	5,564	(232)	5,332
Net finance costs	(305)
Associates and joint ventures	1,647
Profit before tax	5,600
Taxation	(1,041)
Profit for the period	4,559
Notes to the analysis of profit from operations above:
1.Adjusting items represent certain items which the Group considers distinctive based upon their size, nature or incidence.
2.CC: constant currency – measures are calculated based upon a re-translation, at the prior year’s exchange rates, of the current year’s results of the Group and, where applicable, its segments.
3.As adjusted for Canada excludes the performance of the Canadian business (excluding New Categories).